SUBSEQUENT EVENTS (Details Narrative) - ST Meng Pte Ltd [Member] - USD ($)	Apr. 27, 2026	Aug. 29, 2025
Debt Instrument, Face Amount		$ 3,800,000
Subsequent Event [Member]
Outstanding principal amount	51,072
Debt Instrument, Face Amount	$ 3,800,000
Subsequent Event [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	19.00%
Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	41.52%